Document And Entity Information	Nov. 15, 2021
Document And Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 15, 2021
Entity Registrant Name	BBX CAPITAL, INC.
Entity Incorporation, State or Country Code	FL
Entity File Number	000-56177
Entity Tax Identification Number	82-4669146
Entity Address, Address Line One	201 East Las Olas Boulevard
Entity Address, Address Line Two	Suite 1900
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33301
City Area Code	954
Local Phone Number	940-4900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001814974
Amendment Flag	false